CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2014
Cash And Due From Banks Table [Abstract]
Cash And Due From Banks Table

	2013	2014
	(EUR in millions)
Current accounts with banks	374	505
Cash and similar items	1,205	1,246
Current account with central bank	355	966
Other	34	10
Total	1,968	2,727